                                                    ----------------------------
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                                                    ----------------------------
                                                    OMB Number:        3235-0006
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                                                    Hours per response ....24.60
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes LLP   60 State Street   Boston,   MA        02109
--------------------------------------------------------------------------------
Business Address        (Street)          (City)    (State)   (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

                 Intentional misstatements or omissions of facts
                     constitute Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2008.

                                     /s/ Kurt F. Somerville
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:   Name:                 13F File No.:
-----                         -------------   -----                 -------------
1. Brian C. Broderick (12)*   28-11136        6.  Michael J. Puzo   28-06165
2. Michael B. Elefante        28-06281        7.  _______________   _____________
3. Timothy F. Fidgeon         28-06169        8.  _______________   _____________
4. Stephen W. Kidder (35)*    28-11134        9.  _______________   _____________
5. Lawrence T. Perera         28-06167        10. _______________   _____________

*    Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2008                      FORM 13F                 SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                     ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                 -------------- --------- ----------- --------- ----------- -------- ----------------
                                                             SHARES OR                      VOTING AUTHORITY
                                         CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
----------------------- -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                       (A) (B) (C)          SOLE SHARED NONE
                                                                       --- --- ---          ---- ------ ----
ABB LTD                 SPONSORED      000375204     1010623     67330          XX                47130
                        ADR                                                     XX    12          14000
                                                                                XX    35           6200
A F L A C INC           COMMON STOCK   001055102     1853311     40430          XX                29030
                                                                                XX    12           6200
                                                                                XX    35           5200
ABBOTT LABS             COMMON STOCK   002824100     3043851     57033          XX                48501
                                                                                XX    12           4382
                                                                                XX    35           4150
ALBERTO CULVER          COMMON STOCK   013078100      310052     12650          XX                10250
CO NEW                                                                          XX    35           2400
AMGEN INC               COMMON STOCK   031162100      330272      5719          XX                 2319
                                                                                XX    12            300
                                                                                XX    35           3100
ANALOG DEVICES, INC.    COMMON STOCK   032654105      201289     10583          XX                 7733
                                                                                XX    12           1400
                                                                                XX    35           1450
APPLIED MATERIALS INC   COMMON STOCK   038222105      337836     33350          XX                29150
                                                                                XX    12           3200
                                                                                XX    35           1000
APTARGROUP INC          COMMON STOCK   038336103     3821426    108440          XX                80730
                                                                                XX    12          15200
                                                                                XX    35          12510
AUTOMATIC DATA          COMMON STOCK   053015103     1273751     32378          XX                24876
PROCESSING                                                                      XX    12           1800
                                                                                XX    35           5702
B P PLC ADR             COMMON STOCK   055622104     1601079     34255          XX                26555
                                                                                XX    12           2400
                                                                                XX    35           5300

AS OF DECEMBER 31, 2008                      FORM 13F                 SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                     ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                 -------------- --------- ----------- --------- ----------- -------- ----------------
                                                             SHARES OR                      VOTING AUTHORITY
                                         CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
----------------------- -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                       (A) (B) (C)          SOLE SHARED NONE
                                                                       --- --- ---          ---- ------ ----
BANK OF AMERICA CORP    COMMON STOCK   060505104      293244     20827          XX                17427
                                                                                XX    35           3400
BERKSHIRE HATHAWAY      CLASS A        084670108      966000        10          XX                   10
INC
BERKSHIRE HATHAWAY      CLASS B        084670207      575306       179          XX                  169
INC                                                                             XX    12             10
BOTTOMLINE              COMMON STOCK   101388106      102240     14400          XX                14400
TECHNOLOGIES INC
BRISTOL MYERS SQUIBB CO COMMON STOCK   110122108      241800     10400          XX                 9300
                                                                                XX    12            800
                                                                                XX    35            300
BURLINGTON              COMMON STOCK   12189T104      487194      6435          XX                 6435
NORTHERN SANTA FE
CVS CAREMARK            COMMON STOCK   126650100      689185     23980          XX                18030
CORPORATION                                                                     XX    12           2950
                                                                                XX    35           3000
CANADIAN NATIONAL       COMMON STOCK   136375102     3946664    107363          XX                80763
RAILWAY CO                                                                      XX    12          12700
                                                                                XX    35          13900
CHEVRON CORP            COMMON STOCK   166764100     2961907     40042          XX                37594
                                                                                XX    35           2448
CHUBB CORPORATION       COMMON STOCK   171232101      591396     11596          XX                11596
CISCO SYS INC           COMMON STOCK   17275R102     1450814     89007          XX                50837
                                                                                XX    12          21900
                                                                                XX    35          16270
COCA COLA CO            COMMON STOCK   191216100      763931     16875          XX                 5875
                                                                                XX    12           5500
                                                                                XX    35           5500
COLGATE PALMOLIVE CO    COMMON STOCK   194162103      258190      3767          XX                 3767

AS OF DECEMBER 31, 2008                      FORM 13F                 SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                     ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                 -------------- --------- ----------- --------- ----------- -------- ----------------
                                                             SHARES OR                      VOTING AUTHORITY
                                         CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
----------------------- -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                       (A) (B) (C)          SOLE SHARED NONE
                                                                       --- --- ---          ---- ------ ----
CONOCOPHILLIPS          COMMON STOCK   20825C104      787567     15204          XX                 9904
                                                                                XX    35           5300
DEVON ENERGY CORP       COMMON STOCK   25179M103      266126      4050          XX                 2775
                                                                                XX    12            575
                                                                                XX    35            700
DOW CHEMICAL CO         COMMON STOCK   260543103      155004     10272          XX                10272
E I DU PONT DE          COMMON STOCK   263534109      318780     12600          XX                11200
NEMOURS & CO                                                                    XX    12           1400
E M C CORP              COMMON STOCK   268648102     1728272    165069          XX               114969
                                                                                XX    12          26800
                                                                                XX    35          23300
EMERSON ELECTRIC        COMMON STOCK   291011104     3945167    107762          XX                71862
CO                                                                              XX    12          13750
                                                                                XX    35          22150
ENCANA CORP             COMMON STOCK   292505104     5006640    107716          XX                77646
                                                                                XX    12          16070
                                                                                XX    35          14000
EXXON MOBIL CORP        COMMON STOCK   30231G102     9793864    122684          XX                79411
                                                                                XX    12          12850
                                                                                XX    35          30423
GENERAL ELECTRIC CO     COMMON STOCK   369604103     2745738    169490          XX               108940
                                                                                XX    12          25800
                                                                                XX    35          34750
GENERAL MILLS INC       COMMON STOCK   370334104     1045872     17216          XX                14072
                                                                                XX    12           3144
GILEAD SCIENCES         COMMON STOCK   375558103      327296      6400          XX    12           6400

AS OF DECEMBER 31, 2008                      FORM 13F                 SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                     ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                 -------------- --------- ----------- --------- ----------- -------- ----------------
                                                             SHARES OR                      VOTING AUTHORITY
                                         CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
----------------------- -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                       (A) (B) (C)          SOLE SHARED NONE
                                                                       --- --- ---          ---- ------ ----
GROUPE DANONE           SPONSORED      399449107      527276     43925          XX                40825
                        ADR                                                     XX    12           2400
                                                                                XX    35            700
HELMERICH & PAYNE INC   COMMON STOCK   423452101      515288     22650          XX                14950
                                                                                XX    12           5100
                                                                                XX    35           2600
HERSHEY FOODS           COMMON STOCK   427866108      267498      7700          XX                 1200
CORPORATION                                                                     XX    35           6500
INTEL CORPORATION       COMMON STOCK   458140100     3424415    233589          XX               149370
                                                                                XX    12          36100
                                                                                XX    35          48119
INTL BUSINESS MACHINES  COMMON STOCK   459200101     1451003     17241          XX                15691
                                                                                XX    12           1550
JOHNSON & JOHNSON       COMMON STOCK   478160104     7027452    117457          XX                80519
                                                                                XX    12           9608
                                                                                XX    35          27330
ELI LILLY & CO.         COMMON STOCK   532457108      778943     19343          XX                 3132
                                                                                XX    12           5675
                                                                                XX    35          10536
LINCOLN NATL CORP IND   COMMON STOCK   534187109      458490     24336          XX                23438
                                                                                XX    35            898
MAXWELL TECHNOLOGIES    COMMON STOCK   577767106      112478     22185          XX                21385
INC                                                                             XX    12            800
MERCK & CO INC          COMMON STOCK   589331107     1535018     50494          XX                38832
                                                                                XX    12           2100
                                                                                XX    35           9562
MICROSOFT CORP          COMMON STOCK   594918104     2183170    112303          XX                85885
                                                                                XX    12           7300
                                                                                XX    35          19118
MOTOROLA INC            COMMON STOCK   620076109       56926     12850          XX                 1450

AS OF DECEMBER 31, 2008                      FORM 13F                 SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                     ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                 -------------- --------- ----------- --------- ----------- -------- ----------------
                                                             SHARES OR                      VOTING AUTHORITY
                                         CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
----------------------- -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                       (A) (B) (C)          SOLE SHARED NONE
                                                                       --- --- ---          ---- ------ ----
                                                                                XX    12          11400
NOKIA CORP ADR A        COMMON STOCK   654902204     1492140     95650          XX                70050
                                                                                XX    12           7450
                                                                                XX    35          18150
NORFOLK SOUTHERN        COMMON STOCK   655844108      210314      4470          XX                 4470
CORP
NOVARTIS AG ADR         COMMON STOCK   66987V109     3798678     76340          XX                52440
                                                                                XX    12          10550
                                                                                XX    35          13350
NOVO NORDISK A/S ADR    COMMON STOCK   670100205      327252      6368          XX                 6368
ORACLE CORP             COMMON STOCK   68389X105     1652702     93215          XX                65565
                                                                                XX    12           6800
                                                                                XX    35          20850
PEPSICO INC             COMMON STOCK   713448108     2411742     44034          XX                34384
                                                                                XX    12           3900
                                                                                XX    35           5750
PFIZER INC              COMMON STOCK   717081103     1455868     82206          XX                58206
                                                                                XX    12          17600
                                                                                XX    35           6400
PORTLAND GENERAL        COMMON STOCK   736508847      802164     41200          XX                32800
ELECTRIC CO                                                                     XX    12           1900
                                                                                XX    35           6500
PROCTER & GAMBLE CO     COMMON STOCK   742718109     4804032     77710          XX                62960
                                                                                XX    12           8800
                                                                                XX    35           5950
ROYAL DUTCH             SPONSORED      780259206      451896      8536          XX                 1800
SHELL PLC               ADR                                                     XX    35           6736
SAN JUAN BASIN          COMMON STOCK   798241105      413450     13350          XX                 8250
ROYALTY TRUST                                                                   XX    12           5100

AS OF DECEMBER 31, 2008                      FORM 13F                 SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                     ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                 -------------- --------- ----------- --------- ----------- -------- ----------------
                                                             SHARES OR                      VOTING AUTHORITY
                                         CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
----------------------- -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                       (A) (B) (C)          SOLE SHARED NONE
                                                                       --- --- ---          ---- ------ ----
SCHLUMBERGER LTD        COMMON STOCK   806857108      857394     20255          XX                 5705
                                                                                XX    12           3300
                                                                                XX    35          11250
SIMS METAL              SPONSORED      829160100     1004157     80850          XX                57550
MANAGEMENT LTD          ADR                                                     XX    12          16600
                                                                                XX    35           6700
SONOSITE INC            COMMON STOCK   83568G104      347256     18200          XX                13750
                                                                                XX    12           2050
                                                                                XX    35           2400
STATE STREET CORP       COMMON STOCK   857477103     1868726     47514          XX                32464
                                                                                XX    12           4750
                                                                                XX    35          10300
3 M COMPANY             COMMON STOCK   88579Y101     3706957     64424          XX                44843
                                                                                XX    12          11500
                                                                                XX    35           8081
UNION PACIFIC CORP      COMMON STOCK   907818108      526756     11020          XX                11020
WELLS FARGO & CO        COMMON STOCK   949746101      383093     12995          XX                 5200
                                                                                XX    12           7795
WYETH                   COMMON STOCK   983024100      791461     21100          XX                18000
                                                                                XX    35           3100
ZIMMER HOLDINGS INC     COMMON STOCK   98956P102      468710     11596          XX                 9096
                                                                                XX    12           1150
                                                                                XX    35           1350
COVIDIEN LTD            COMMON STOCK   G2552X108      652320     18000          XX                13800
                                                                                XX    12            950
                                                                                XX    35           3250

AS OF DECEMBER 31, 2008                      FORM 13F                 SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                     ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                 -------------- --------- ----------- --------- ----------- -------- ----------------
                                                             SHARES OR                      VOTING AUTHORITY
                                         CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER          TITLE OF CLASS   NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
----------------------- -------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                       (A) (B) (C)          SOLE SHARED NONE
                                                                       --- --- ---          ---- ------ ----
INGERSOLL RAND LTD      COMMON STOCK   G4776G101      197790     11400          XX                11400
CL A
AGGREGATE TOTAL                                  100,194,502